Fair Value (Tables)	12 Months Ended
Mar. 31, 2025
Measured at fair value on a recurring basis [member]
Statement [LineItems]
Financial Assets and Financial Liabilities
Assets and liabilities measured at fair value on a recurring basis as of March 31, 2024 and 2025 consist of the following:

	Yen (millions)
As of March 31, 2024	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥80,347	¥—	¥80,347
Interest rate instruments	—	108,034	—	108,034
Other	—	—	5,806	5,806

Total	—	188,381	5,806	194,187

Debt securities	55,265	63,886	4,542	123,693
Financial assets measured at fair value through other comprehensive income:
Debt securities	—	30,567	—	30,567
Equity securities	407,489		115,214	522,703

Total	¥462,754	¥282,834	¥125,562	¥871,150

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥100,708	¥—	¥100,708
Interest rate instruments	—	133,381	—	133,381
Other	—	2,503	—	2,503

Total	—	236,592	—	236,592

Total	¥—	¥236,592	¥—	¥236,592

There were no transfers between Level 1 and Level 2 for the year ended March 31, 2024.

	Yen (millions)
As of March 31, 2025	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥71,516	¥—	¥71,516
Interest rate instruments	—	50,612	—	50,612
Other	—	—	10,949	10,949

Total	—	122,128	10,949	133,077

Debt securities	56,070	73,648	4,486	134,204
Financial assets measured at fair value through other comprehensive income:
Debt securities	—	34,872	—	34,872
Equity securities	384,409	—	50,183	434,592

Total	¥440,479	¥230,648	¥65,618	¥736,745

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥70,495	¥—	¥70,495
Interest rate instruments	—	101,049	—	101,049
Other	—	86	—	86

Total	—	171,630	—	171,630

Total	¥—	¥171,630	¥—	¥171,630

Measured at fair value on a recurring basis [member] | Level 3 [member]
Statement [LineItems]
Financial Assets and Financial Liabilities
The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended March 31, 2024 and 2025 are as follows:

	Yen (millions)
For the year ended March 31, 2024	Derivatives	Debt securities	Equity securities
Balance as of April 1, 2023	¥5,700	¥5,074	¥149,820

Total gains or losses:
Profit or loss	(723)	145	—
Other comprehensive income	—	(4,625)	(47,742)
Purchases	—	4,625	7,535
Sales	—	(1,156)	(160)
Exchange differences on translating foreign operations	829	479	1,408
Other	—	—	4,353

Balance as of March 31, 2024	¥5,806	¥4,542	¥115,214

Unrealized gains or losses included in profit or loss on assets held at March 31, 2024	¥(723)	¥145	¥—

	Yen (millions)
For the year ended March 31, 2025	Derivatives	Debt securities	Equity securities
Balance as of April 1, 2024	¥5,806	¥4,542	¥115,214

Total gains or losses:
Profit or loss	5,339	(153)	—
Other comprehensive income	—	—	29,617
Purchases	—	—	3,304
Sales	—	—	(96,232)
Transfer to level 1 due to listing	—	—	(15)
Exchange differences on translating foreign operations	(196)	97	(171)
Other	—	—	(1,534)

Balance as of March 31, 2025	¥10,949	¥4,486	¥50,183

Unrealized gains or losses included in profit or loss on assets held at March 31, 2025	¥5,339	¥(153)	¥—

Explanatory notes:

1.	Gains or losses included in profit or loss for the years ended March 31, 2024 and 2025 are included in other, net in finance income and finance costs in the consolidated statements of income.
2.
Gains or losses on equity securities included in other comprehensive income for the years ended March 31, 2024 and 2025 are included in net changes in revaluation of financial assets measured at fair value through other comprehensive income under items that will not be reclassified to profit or loss in the consolidated statements of comprehensive income.

At cost [member]
Statement [LineItems]
Financial Assets and Financial Liabilities
The carrying amounts and fair values of financial assets and financial liabilities measured at amortized cost as of March 31, 2024 and 2025 are as follows:

	Yen (millions)
	2024		2025
	Carrying amount	Fair value	Carrying amount	Fair value
Receivables from financial services	¥8,175,270	¥7,964,497	¥8,928,617	¥8,845,750
Debt securities	69,751	69,751	84,018	84,018
Financing liabilities	10,163,557	10,008,013	11,451,267	11,388,668